LIFE INSURANCE SETTLEMENT POLICIES - Fair Value (Details)	Jun. 30, 2023 USD ($) insurance_contract	Dec. 31, 2022 USD ($) insurance_contract
Policies
0-1 | insurance_contract	0
1-2 | insurance_contract	10
2-3 | insurance_contract	11
3-4 | insurance_contract	10
4-5 | insurance_contract	13
Thereafter | insurance_contract	78
Policies | insurance_contract	122	35
Face Value
0-1	$ 0
1-2	12,314,000
2-3	16,886,778
3-4	33,631,467
4-5	18,755,193
Thereafter	113,618,147
Face Value	195,205,585	$ 40,092,154
Fair Value
0-1	0
1-2	6,855,769
2-3	10,530,949
3-4	9,174,200
4-5	7,564,469
Thereafter	22,560,230
Fair Value	$ 56,685,617	$ 13,809,352